Share Capital (Details)	12 Months Ended
Jun. 30, 2026 AUD ($) $ / shares shares
Disclosure of classes of share capital [abstract]
Share premium	$ 500
Repurchased and cancelled shares | shares	3,805,528
Par value per share | $ / shares	$ 0.032
Total consideration on repurchased and cancelled of shares	$ 121,777